Credit Risk - Disclosure of Post Model Adjustments Explanatory (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Interest-only maturity default risk [member]
Statement [Line Items]
Post Model Adjustments	£ 51	£ 69
Buy-To-Let [member]
Statement [Line Items]
Post Model Adjustments	21	20
Long-term indeterminate arrears [member]
Statement [Line Items]
Post Model Adjustments	19	23
12+ months in arrears
Statement [Line Items]
Post Model Adjustments	£ 23	£ 11